Equity (Details)									1 Months Ended		12 Months Ended			36 Months Ended
	Feb. 21, 2018 $ / shares	Feb. 02, 2018 $ / shares	Nov. 01, 2017 $ / shares	Aug. 02, 2017 $ / shares	May 03, 2017 $ / shares	Mar. 01, 2017 $ / shares	Feb. 03, 2017 $ / shares	Jul. 14, 2016 USD ($) shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) Vote $ / shares shares
Common stock
Proceeds from issuance of shares under public offering											$ 76,225,000
Payment to internalize the management team and terminate the existing management agreement using the proceed from public offering											25,000,000
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax											$ 176,000	$ 321,000		$ 176,000
Noncontrolling Interest
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.01	$ 0.01		$ 0.01
Preferred Stock
Percentage of dividend paid to common stock and preferred stock shareholders											100.00%	100.00%	100.00%
AMT adjustment for each REIT distribution (as a percent)											9.92%
AMT adjustment for each $1 of dividend											$ 0.0992
Performance
Deferred Compensation
Vesting period (in years)											3 years
Restricted stock units eligible to receive annually											$ 3,000,000
Chief executive officer | Restricted common stock
Deferred Compensation
Number of fully vested shares issued | shares											74,830	70,225	74,294
Total grant date fair value											$ 600,000	$ 500,000	$ 500,000
Vesting percentage											25.00%	25.00%	25.00%
Chief executive officer | Restricted common stock | May, 2015
Deferred Compensation
Vesting percentage												25.00%	25.00%
Chief executive officer | Restricted common stock | May, 2016
Deferred Compensation
Vesting percentage												25.00%	25.00%
Chief executive officer | Restricted common stock | Third Anniversaries
Deferred Compensation
Vesting percentage												25.00%	25.00%
Chief executive officer | Performance
Deferred Compensation
Granted of restricted stock units that vest at the end of four-year performance period (in shares) | shares											357,569
Vesting period (in years)											4 years	4 years	4 years
Total grant date fair value											$ 1,000,000	$ 900,000	$ 1,200,000
Percentage increased in long-term equity awards due to equity capitalization growth goals											10.00%
Restricted stock units eligible to receive annually											$ 3,000,000
Expiration period (in years)											5 years
Chief executive officer | Performance | Maximum
Deferred Compensation
Granted of restricted stock units that vest at the end of four-year performance period (in shares) | shares											448,980	421,348	445,765	1,316,093
Chief executive officer | Employee compensation and benefits | Restricted common stock
Deferred Compensation
Share-based compensation expense											$ 100,000	$ 100,000	$ 100,000
Employees of the company and a related party | Restricted common stock
Deferred Compensation
Number of fully vested shares issued | shares											299,750
Total grant date fair value											$ 2,400,000
Vesting percentage											33.00%
Employees of the company and a related party | Restricted common stock | March, 2018
Deferred Compensation
Vesting percentage											33.00%
Employees of the company and a related party | Restricted common stock | March, 2019
Deferred Compensation
Vesting percentage											33.00%
Employees of the company and a related party | Employee compensation and benefits | Restricted common stock
Deferred Compensation
Share-based compensation expense											$ 300,000
Employees of the company and a related party | Selling and administrative expense | Restricted common stock
Deferred Compensation
Share-based compensation expense											500,000
Employees of the company and a related party | ACM | Restricted common stock
Deferred Compensation
Number of fully vested shares issued | shares										328,400		282,405
Total grant date fair value										$ 2,300,000		$ 1,900,000
Vesting percentage												33.00%	33.00%
Employees of the company and a related party | ACM | Restricted common stock | 2016
Deferred Compensation
Vesting percentage													33.00%
Employees of the company and a related party | ACM | Restricted common stock | 2017
Deferred Compensation
Vesting percentage													33.00%
Employees of the company and a related party | ACM | Restricted common stock | March, 2017
Deferred Compensation
Vesting percentage												33.00%
Employees of the company and a related party | ACM | Restricted common stock | March, 2018
Deferred Compensation
Vesting percentage												33.00%
Employees of the company and a related party | ACM | Employee compensation and benefits | Restricted common stock
Deferred Compensation
Share-based compensation expense												$ 200,000	$ 400,000
Employees of the company and a related party | ACM | Selling and administrative expense | Restricted common stock
Deferred Compensation
Share-based compensation expense												500,000	400,000
Employees of the company and a related party | Chief executive officer | Restricted common stock
Deferred Compensation
Number of fully vested shares issued | shares										105,000
Non-employees | Selling and administrative expense | Restricted common stock
Deferred Compensation
Share-based compensation expense											$ 600,000	$ 1,000,000	$ 800,000
Non-employees | ACM | Restricted common stock
Deferred Compensation
Granted of restricted stock units that vest at the end of four-year performance period (in shares) | shares											15,827	195,139	154,169
Total grant date fair value											$ 100,000	$ 1,300,000	$ 1,100,000
Employees | Restricted common stock
Deferred Compensation
Granted of restricted stock units that vest at the end of four-year performance period (in shares) | shares											759,145	202,037	212,241
Total grant date fair value											$ 6,100,000	$ 1,400,000	$ 1,500,000
Employees | Employee compensation and benefits | Restricted common stock
Deferred Compensation
Share-based compensation expense											1,900,000	700,000	900,000
Employees | Employee compensation and benefits | Performance
Deferred Compensation
Share-based compensation expense											$ 800,000	$ 500,000	300,000
Non-management members of the Board of Directors | Common Stock
Deferred Compensation
Number of fully vested shares issued | shares												67,260
Non-management members of the Board of Directors | Selling and administrative expense | Common Stock
Deferred Compensation
Share-based compensation expense												$ 400,000	$ 500,000
8.25% Series A cumulative redeemable preferred stock
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)											8.25%	8.25%	8.25%
7.75% Series B cumulative redeemable preferred stock
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)											7.75%	7.75%	7.75%
8.50% Series C preferred stock
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)											8.50%	8.50%	8.50%
Common Stock
Common stock
Number of common stock sold under public offering (in shares) | shares									9,500,000		9,500,000
Issued price per share (in dollars per share) | $ / shares									$ 8.05
Proceeds from issuance of shares under public offering									$ 76,200,000
Payment to internalize the management team and terminate the existing management agreement using the proceed from public offering									$ 25,000,000
Number of shares available under an "At-The-Market" equity offering with JMP Securities LLC | shares											7,500,000			7,500,000
Value of common stock available under shelf registration statement											$ 179,800,000			$ 179,800,000
Aggregate amount of securities filed under shelf registration statement											$ 500,000,000			$ 500,000,000
Distributions
Cash dividend declared (in dollars per share) | $ / shares	$ 0.21		$ 0.19	$ 0.18	$ 0.18	$ 0.17
Common Stock | Non-management members of the Board of Directors
Deferred Compensation
Number of fully vested shares issued | shares											74,375		83,430
Common Stock | Non-management members of the Board of Directors | Selling and administrative expense
Deferred Compensation
Share-based compensation expense											$ 600,000
Preferred Stock
Common stock
Number of common stock sold under public offering (in shares) | shares												21,230,769
Preferred Stock | 8.25% Series A cumulative redeemable preferred stock
Distributions
Cash dividend declared on redeemable preferred stock (in dollars per share) | $ / shares		$ 0.515625	0.515625	0.515625	0.515625		$ 0.515625
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)		8.25%
Preferred Stock | 7.75% Series B cumulative redeemable preferred stock
Distributions
Cash dividend declared on redeemable preferred stock (in dollars per share) | $ / shares		$ 0.484375	0.484375	0.484375	0.484375		0.484375
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)		7.75%
Preferred Stock | 8.50% Series C preferred stock
Distributions
Cash dividend declared on redeemable preferred stock (in dollars per share) | $ / shares		$ 0.53125	$ 0.53125	$ 0.53125	$ 0.53125		$ 0.53125
Preferred Stock
Return on the preferred shares issued to third parties by its subsidiary REIT (as a percent)		8.50%
ACM Acquisition | ACM
Noncontrolling Interest
Consideration in stock to be paid with operating partnership units (in shares) | shares											15,450,421
Number of preferred stock shares paired with each OP units | shares											1
ACM Acquisition | Chief executive officer | Performance
Deferred Compensation
Total grant date fair value											$ 2,700,000
Operating Partnership
Noncontrolling Interest
Conversion ratio for operating partnership units to common stock shares											1
Operating Partnership | Special voting preferred shares
Noncontrolling Interest
Number of preferred stock shares paired with each OP units | shares											1
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.01			$ 0.01
Number of vote per share of Special Voting Preferred Shares | Vote											1			1
Voting power of outstanding stock (as a percent)											25.60%
Operating Partnership | ACM Acquisition
Noncontrolling Interest
Consideration in stock to be paid with operating partnership units (in shares) | shares								21,230,769
Value of operating partnership units issues as consideration								$ 154,800,000